INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax (Benefit) Provision

Income tax (benefit) provision consisted of the following (in thousands):

	Successor		Predecessor
	Year ended December 31, 2013	Period from November 17, through December 31, 2012	Period from January 1, through November 16, 2012	Year ended December 31, 2011
Current income tax:
Federal	$(579)	$—	$2,635	$86
State	(1,351)	56	837	633
Foreign	(145)	28	276	—

Total	(2,075)	84	3,748	719
Deferred income tax:
Federal	8,614	(9,489)	—	—
State	(1,938)	(1,788)	—	—
Foreign	(1,009)	290	1,175	(4,458)

Total	5,667	(10,987)	1,175	(4,458)

Provision (benefit) for income taxes	$3,592	$(10,903)	$4,923	$(3,739)

Schedule of Effective Income Tax Rate Reconciliation

	Successor		Predecessor
	Year ended December 31, 2013	Period from November 17, through December 31, 2012	Period from January 1, through November 16, 2012	Year ended December 31, 2011

Computed expected tax expense	$(41,113)	$(13,941)	$(50,970)	$(22,489)
State income taxes, net of federal tax effect	(2,171)	(1,143)	555	434
Foreign income taxes	136	(69)	610	831
Permanent differences	1,215	534	4,820	193
Non-deductible acquisition costs	—	3,716	2,896	—
Intercompany elimination	—	—	2,843	—
Change in valuation allowance	45,525	—	44,169	17,292

Provision (benefit) for income taxes	$3,592	$(10,903)	$4,923	$(3,739)

Significant Portions of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2013	2012
Gross deferred tax assets:
Net operating loss carry forwards	$430,327	$339,831
Accrued expenses and allowances	35,435	25,236
Inventory reserves	2,398	528
Alternative minimum tax credit and research and development credit	—	101
Deferred subscriber income	835	15
Valuation allowance	(48,685)	—

	420,310	365,711
Gross deferred tax liabilities:
Deferred subscriber contract costs	(394,448)	(354,142)
Purchased intangibles	(29,128)	(28,744)
Property and equipment	(4,261)	(1,823)
Prepaid expenses	(1,687)	(107)

	(429,524)	(384,816)

Net deferred tax liability	$(9,214)	$(19,105)

Summary of Net Operating Loss Carryforwards

The Company had net operating loss carryforwards as follows (in thousands):

	December 31,
	2013	2012
Net operating loss carry forwards:
United States	$1,021,238	$845,095
State	967,155	789,687
Canada	35,689	32,369
New Zealand	1,388	—